SCHEDULE OF CHANGES IN LEASE LIABILITY (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Notes and other explanatory information [abstract]
At the beginning of the period/year	$ 237,675	$ 365,356
Increase in lease liability	84,233
Interest expense (note 8)	7,344	17,236
Lease modification adjustment		(5,955)
Reduction in lease liability	(103,373)	(138,962)
Exchange realignment	3,505
At the end of the period/year	$ 229,384	$ 237,675